EMPLOYEE BENEFIT PLANS (Assumed Health Care Cost Trend Rates) (Details) - Post Retirement Medical Plan [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	6.10%	6.70%
Rate to which the cost trend rate was assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reached the ultimate trend rate	2038	2027